Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2013
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses and other current assets

Note 4 -  Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2013	2012

Payroll advance	$—	$2,000
Prepaid rent	26,000	—
Prepaid insurance	11,000	2,000
Prepaid professional fees	—	5,000
Prepaid licenses	6,000	—
Prepaid fees	3,000	—
Total	$46,000	$9,000